Lease (Details) - Schedule of amounts recognized in profit or loss $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Interest expenses on lease liability	$ 15
Amortization of right-of-use-assets	77
Total	$ 92